As filed with the Securities and Exchange Commission on June 29, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  July 31, 2015

Date of reporting period:  April 30, 2015

Item 1. Schedules of Investments.

O'Shaughnessy All Cap Core Fund
Schedule of Investments
at April 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.69%
	Aerospace & Defense - 6.03%
17,608	The Boeing Co.	$2,523,931
16,310	General Dynamics Corp.	2,239,689
10,692	Huntington Ingalls Industries, Inc.	1,406,960
2,407	L-3 Communications Holdings, Inc.	276,588
3,280	Lockheed Martin Corp.	612,048
23,807	Vectrus, Inc.*	608,507
		7,667,723
	Air Freight & Logistics - 0.64%
4,800	FedEx Corp.	813,936

	Airlines - 2.76%
28,803	Delta Air Lines, Inc.	1,285,766
10,003	Hawaiian Holdings, Inc.*	230,869
49,130	Southwest Airlines Co.	1,992,713
		3,509,348
	Auto Components - 0.58%
3,052	Cooper Tire & Rubber Co.	129,679
7,311	Delphi Automotive PLC#	606,813
		736,492
	Beverages - 2.57%
37,653	Dr. Pepper Snapple Group, Inc.	2,808,161
3,346	Monster Beverage Corp.*	458,770
		3,266,931
	Biotechnology - 0.49%
6,260	Gilead Sciences, Inc.*	629,193

	Chemicals - 9.10%
9,154	CF Industries Holdings, Inc.	2,631,500
29,186	The Dow Chemical Co.	1,488,486
28,953	LyondellBasell Industries NV - Class A#	2,997,215
98,165	The Mosaic Co.	4,319,260
4,762	Olin Corp.	140,622
		11,577,083
	Commercial Services & Supplies - 0.84%
13,370	Cintas Corp.	1,068,931

	Communications Equipment - 3.55%
103,042	Cisco Systems, Inc.	2,970,701
58,288	Juniper Networks, Inc.	1,540,552
		4,511,253
	Computers & Peripherals - 3.64%
9,753	Apple, Inc.	1,220,588
10,313	NetApp, Inc.	373,846
51,759	Seagate Technology PLC#	3,039,288
		4,633,722

	Construction & Engineering - 0.16%
6,565	AECOM Technology Corp.*	207,191

	Containers & Packaging - 1.87%
26,547	Ball Corp.	1,948,815
30,275	Graphic Packaging Holding Co.	426,877
		2,375,692
	Distributors - 0.79%
18,963	Core-Mark Holding Co., Inc.	999,540

	Diversified Consumer Services - 0.82%
15,659	Outerwall, Inc.	1,040,227

	Diversified Financial Services - 0.24%
2,824	Moody's Corp.	303,636

	Diversified Telecommunication Services - 4.50%
81,088	AT&T, Inc.	2,808,888
6,570	Consolidated Communications Holdings, Inc.	138,430
111,298	Frontier Communications Corp.	763,504
68,012	IDT Corp. - Class B	1,158,244
42,213	Inteliquent, Inc.	802,469
4,130	Windstream Holdings, Inc.	48,242
		5,719,777
	Electric Utilities - 0.47%
7,805	Entergy Corp.	602,390

	Electronic Equipment, Instruments & Components - 0.52%
31,737	Corning, Inc.	664,255

	Energy Equipment & Services - 3.45%
57,428	Cameron International Corp.*	3,148,203
14,312	Halliburton Co.	700,572
4,337	Oil States International, Inc.*	206,398
13,292	Superior Energy Services, Inc.	338,946
		4,394,119
	Food & Staples Retailing - 0.17%
2,653	Casey's General Stores, Inc.	218,024

	Food Products - 1.00%
3,955	John B. Sanfilippo & Son, Inc.*	205,700
14,223	Sanderson Farms, Inc.	1,068,432
		1,274,132
	Gas Utilities - 1.13%
3,559	AGL Resources, Inc.	178,911
12,704	New Jersey Resources Corp.	387,599
24,895	UGI Corp.	866,595
		1,433,105
	Health Care Equipment & Supplies - 1.38%
13,855	Edwards Lifesciences Corp.*	1,754,736

	Health Care Providers & Services - 3.36%
1,752	Aetna, Inc.	187,236
2,294	Anthem, Inc.	346,233
12,900	Centene Corp.*	799,671
4,643	ExamWorks Group, Inc.*	190,131
20,760	HCA Holdings, Inc.*	1,536,448
13,002	Quest Diagnostics, Inc.	928,603
2,606	Team Health Holdings, Inc.*	155,239
2,601	VCA, Inc.*	132,573
		4,276,134
	Hotels, Restaurants & Leisure - 3.06%
3,212	Cracker Barrel Old Country Store, Inc.	425,526
4,111	Hyatt Hotels Corp. - Class A*	238,644
1,867	Jack in the Box, Inc.	162,000
23,140	Marriott International, Inc. - Class A	1,852,357
1,801	Marriott Vacations Worldwide Corp.	148,060
18,756	Starbucks Corp.	929,922
13,115	The Wendy's Co.	132,724
		3,889,233
	Household Durables - 0.96%
12,451	CSS Industries, Inc.	352,861
20,302	Leggett & Platt, Inc.	862,226
		1,215,087
	Industrial Conglomerates - 0.37%
2,981	3M Co.	466,199

	Insurance - 6.34%
33,949	Assurant, Inc.	2,086,506
59,096	The Travelers Companies, Inc.	5,975,197
		8,061,703
	Internet Software & Services - 2.51%
45,926	VeriSign, Inc.*	2,916,760
6,503	Yahoo!, Inc.*	276,800
		3,193,560
	IT Services - 2.93%
1,860	Fiserv, Inc.*	144,336
20,198	International Business Machines Corp.	3,459,715
1,965	MAXIMUS, Inc.	125,780
		3,729,831
	Leisure Products - 0.15%
11,509	Nautilus, Inc.*	193,466

	Machinery - 3.84%
25,794	Caterpillar, Inc.	2,240,983
7,732	The Greenbrier Companies, Inc.	446,059
14,887	Illinois Tool Works, Inc.	1,393,125
22,936	Meritor, Inc.*	300,920
11,680	Terex Corp.	320,733
6,907	Trinity Industries, Inc.	187,111
		4,888,931

	Media - 4.62%
5,946	DIRECTV*	539,332
76,427	Discovery Communications, Inc. - Class A*	2,473,178
1,370	Graham Holdings Co. - Class B	1,401,414
21,052	Viacom, Inc. - Class B	1,462,061
		5,875,985
	Multi-line Retail - 0.28%
4,625	Dollar Tree, Inc.*	353,396

	Multi-Utilities - 0.27%
3,331	Consolidated Edison, Inc.	205,023
2,571	SCANA Corp.	136,212
		341,235
	Oil, Gas & Consumable Fuels - 4.18%
3,818	Delek US Holdings, Inc.	140,961
18,369	Hess Corp.	1,412,576
26,894	Marathon Petroleum Corp.	2,650,942
2,327	Rex American Resources Corp.*	147,113
2,395	Targa Resources Corp.	251,403
8,253	Tesoro Corp.	708,355
		5,311,350
	Paper & Forest Products - 0.80%
4,441	Clearwater Paper Corp.*	284,091
17,065	Domtar Corp.	737,549
		1,021,640
	Pharmaceuticals - 1.89%
71,041	Pfizer, Inc.	2,410,421

	Professional Services - 1.11%
2,548	Insperity, Inc.	122,712
23,298	Robert Half International, Inc.	1,291,874
		1,414,586
	Road & Rail - 2.19%
6,020	Knight Transportation, Inc.	173,978
3,654	Landstar System, Inc.	227,681
8,162	Old Dominion Freight Line, Inc.*	580,563
1,496	Ryder System, Inc.	142,659
15,668	Union Pacific Corp.	1,664,412
		2,789,293
	Semiconductors & Semiconductor Equipment - 2.36%
33,345	Intel Corp.	1,085,380
8,035	Micron Technology, Inc.*	226,025
18,352	Skyworks Solutions, Inc.	1,692,972
		3,004,377
	Software - 2.06%
3,266	Blackbaud, Inc.	165,031
9,986	Electronic Arts, Inc.*	580,087
79,166	Take-Two Interactive Software, Inc.*	1,876,234
		2,621,352

	Specialty Retail - 8.55%
15,815	Bed Bath & Beyond, Inc.*	1,114,325
6,657	GameStop Corp. - Class A	256,561
63,593	Home Depot, Inc.	6,803,179
2,396	L Brands, Inc.	214,107
10,770	Lowe's Companies, Inc.	741,622
1,914	Murphy USA, Inc.*	125,042
1,728	O'Reilly Automotive, Inc.*	376,410
3,993	The Sherwin-Williams Co.	1,110,054
8,516	Staples, Inc.	138,981
		10,880,281
	Tobacco - 0.16%
3,978	Altria Group, Inc.	199,099

	Total Common Stocks (Cost $109,412,933)	125,538,595

	REITS - 0.12%
	Real Estate Investment Trusts - 0.12%
4,956	Communications Sales & Leasing, Inc.*	149,088

	Total REITS (Cost $141,967)	149,088

	Total Investments in Securities (Cost $109,554,900) - 98.81%	125,687,683
	Other Assets in Excess of Liabilities - 1.19%	1,518,828
	Net Assets - 100.00%	$127,206,511

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
REIT -	Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Enhanced Dividend Fund
Schedule of Investments
at April 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.30%
	Aerospace & Defense - 2.29%
42,813	BAE Systems PLC - ADR	$1,340,903

	Chemicals - 2.67%
3,755	BASF SE - ADR	361,794
14,976	The Dow Chemical Co.	763,776
4,232	LyondellBasell Industries NV - Class A#	438,097
		1,563,667
	Commercial Banks - 7.07%
31,692	Australia & New Zealand Banking Group Ltd. - ADR	845,543
27,310	Bank of Montreal#	1,783,343
60,794	National Australia Bank Ltd. - ADR	879,081
13,830	The Toronto-Dominion Bank#	638,393
		4,146,360

	Computers & Peripherals - 0.23%
2,303	Seagate Technology PLC#	135,232

	Diversified Telecommunication Services - 24.53%
41,268	AT&T, Inc.	1,429,524
11,589	BCE, Inc.#	511,191
70,301	CenturyLink, Inc.	2,528,024
60,093	Deutsche Telekom AG - ADR	1,103,908
149,422	Orange S.A. - ADR	2,447,532
105,998	Telefonica S.A. - ADR	1,606,930
10,578	Telenor ASA - ADR	715,284
137,575	TeliaSonera AB - ADR	1,700,427
57,126	Telstra Corp., Ltd. - ADR	1,406,442
1,749	TELUS Corp.#	60,550
17,238	Verizon Communications, Inc.	869,485
		14,379,297
	Electrical Equipment - 1.84%
28,594	ABB Ltd. - ADR	622,491
7,785	Emerson Electric Co.	457,992
		1,080,483
	Energy Equipment & Services - 0.17%
5,780	Noble Corp. PLC#	100,052

	Food Products - 1.41%
18,979	Unilever NV - ADR	825,207

	Hotels, Restaurants & Leisure - 1.04%
6,322	McDonald's Corp.	610,389

	Insurance - 7.29%
47,990	Allianz SE - ADR	825,428
54,115	AXA S.A. - ADR	1,362,616
28,256	Manulife Financial Corp.#	514,542
2,149	Prudential Financial, Inc.	175,358
15,774	Swiss Re AG - ADR	1,398,207
		4,276,151
	Leisure Products - 0.27%
5,650	Mattel, Inc.	159,104

	Media - 0.63%
5,595	Sky PLC - ADR	370,109

	Metals & Mining - 4.03%
46,775	Anglo American PLC - ADR	397,587
27,513	BHP Billiton PLC - ADR	1,328,878
1,664	Nucor Corp.	81,303
12,373	Rio Tinto PLC - ADR	554,187
		2,361,955
	Office Electronics - 0.82%
13,498	Canon, Inc. - ADR	480,529

	Oil, Gas & Consumable Fuels - 21.91%
59,184	BP PLC - ADR	2,554,381
11,556	Cenovus Energy, Inc.#	217,484
10,298	CNOOC Ltd. - ADR	1,763,532
15,342	ConocoPhillips	1,042,029
26,337	Ecopetrol S.A. - ADR	450,889
178,208	Gazprom OAO - ADR	1,047,863
23,853	Husky Energy, Inc.#	533,496
3,018	PetroChina Co., Ltd. - ADR	389,081
21,936	Royal Dutch Shell PLC - Class A - ADR	1,391,400
71,854	Statoil ASA - ADR	1,525,460
35,683	Total S.A. - ADR	1,930,450
		12,846,065
	Paper & Forest Products - 0.45%
4,862	International Paper Co.	261,187

	Pharmaceuticals - 6.51%
49,646	GlaxoSmithKline PLC - ADR	2,291,163
6,973	Johnson & Johnson	691,722
24,648	Pfizer, Inc.	836,307
		3,819,192
	Semiconductors & Semiconductor Equipment - 0.88%
15,855	Intel Corp.	516,080

	Specialty Retail - 2.89%
62,587	Kingfisher PLC - ADR	675,314
62,596	Staples, Inc.	1,021,567
		1,696,881
	Textiles, Apparel & Luxury Goods - 1.48%
22,752	Coach, Inc.	869,354

	Tobacco - 0.78%
4,132	British American Tobacco PLC - ADR	454,975

	Wireless Telecommunication Services - 10.11%
55,277	China Mobile Ltd. - ADR	3,948,436
56,151	Vodafone Group PLC - ADR	1,976,513
		5,924,949
	Total Common Stocks (Cost $54,093,726)	58,218,121

	PREFERRED STOCKS - 0.18%
	Diversified Telecommunication Services - 0.18%
6,357	Telefonica Brasil S.A. - ADR	104,382
	Total Preferred Stocks (Cost $114,172)	104,382

	Total Investments in Securities (Cost $54,207,898) - 99.48%	58,322,503
	Other Assets in Excess of Liabilities - 0.52%	305,392
	Net Assets - 100.00%	$58,627,895

#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	21.6%
United Kingdom	20.6%
France	9.8%
Hong Kong	9.7%
Canada	7.3%
Australia	5.3%
Netherlands	4.5%
Germany	3.9%
Norway	3.8%
Switzerland	3.4%
Sweden	2.9%
Spain	2.7%
Russian Federation	1.8%
Japan	0.8%
Colombia	0.8%
China	0.7%
Ireland	0.2%
Brazil	0.2%
100.0%

O'Shaughnessy Small/Mid Cap Growth Fund
Schedule of Investments
at April 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.99%
	Aerospace & Defense - 1.78%
733	Aerojet Rocketdyne Holdings, Inc.*	$14,411
1,814	Embraer S.A. - ADR	56,561
966	Hexcel Corp.	48,445
1,104	Huntington Ingalls Industries, Inc.	145,275
1,009	Spirit Aerosystems Holdings, Inc. - Class A*	51,348
		316,040
	Air Freight & Logistics - 0.19%
525	C.H. Robinson Worldwide, Inc.	33,805

	Airlines - 1.65%
779	Alaska Air Group, Inc.	49,903
997	China Southern Airlines Co. Ltd. - ADR	48,893
4,038	Hawaiian Holdings, Inc.*	93,197
2,817	JetBlue Airways Corp.*	57,833
623	Spirit Airlines, Inc.*	42,657
		292,483
	Auto Components - 2.85%
2,256	American Axle & Manufacturing Holdings, Inc.*	56,242
1,606	Cooper Tire & Rubber Co.	68,239
925	Gentherm, Inc.*	48,775
1,087	Lear Corp.	120,690
1,067	Standard Motor Products, Inc.	40,333
1,980	Tower International, Inc.*	51,203
1,203	Visteon Corp.*	121,984
		507,466

	Beverages - 0.51%
594	Coca-Cola Bottling Co.	67,122
323	Molson Coors Brewing Co. - Class B	23,744
		90,866
	Building Products - 1.85%
1,480	A.O. Smith Corp.	94,572
931	American Woodmark Corp.*	47,202
5,363	Griffon Corp.	90,152
929	Lennox International, Inc.	98,437
		330,363
	Capital Markets - 1.80%
2,372	Calamos Asset Management, Inc. - Class A	29,342
5,719	Cowen Group, Inc. - Class A*	31,969
5,102	INTL FCStone, Inc.*	163,774
1,147	Investment Technology Group, Inc.*	32,678
1,220	Piper Jaffray Companies, Inc.*	61,549
		319,312
	Chemicals - 2.39%
982	A. Schulman, Inc.	41,686
627	Celanese Corp. - Class A	41,608
1,228	Huntsman Corp.	28,305
1,027	International Flavors & Fragrances, Inc.	117,848
2,127	KMG Chemicals, Inc.	62,279
206	NewMarket Corp.	92,061
1,071	PolyOne Corp.	41,823
		425,610
	Commercial Banks - 0.43%
1,912	Great Southern Bancorp, Inc.	75,371
18	Heartland Financial USA, Inc.	619
		75,990

	Commercial Services & Supplies - 5.13%
2,731	Cintas Corp.	218,343
1,984	G & K Services, Inc. - Class A	140,070
1,998	HNI Corp.	93,187
4,695	Multi-Color Corp.	294,752
602	Republic Services, Inc.	24,459
2,142	U.S. Ecology, Inc.	100,481
1,296	West Corp.	40,111
		911,403
	Communications Equipment - 0.25%
155	Ituran Location and Control Ltd.#	3,539
1,757	Radware Ltd.*#	41,588
		45,127
	Construction Materials - 0.77%
1,133	Eagle Materials, Inc.	94,481
1,182	U.S. Concrete, Inc.*	42,907
		137,388
	Consumer Finance - 0.63%
474	Credit Acceptance Corp.*	111,959

	Containers & Packaging - 3.44%
2,510	Ball Corp.	184,259
748	Bemis Co., Inc.	33,660
3,876	Berry Plastics Group, Inc.*	132,637
15,253	Graphic Packaging Holding Co.	215,067
722	Rock-Tenn Co. - Class A	45,472
		611,095
	Distributors - 1.43%
4,823	Core-Mark Holding Co., Inc.	254,220

	Diversified Consumer Services - 0.16%
1,019	Service Corp. International	28,206

	Diversified Financial Services - 0.88%
1,832	MarketAxess Holdings, Inc.	157,277

	Diversified Telecommunication Services - 2.29%
4,263	Consolidated Communications Holdings, Inc.	89,821
11,864	Frontier Communications Corp.	81,387
2,856	General Communication, Inc. - Class A*	45,296
4,121	IDT Corp. - Class B	70,181
10,868	Spark New Zealand Ltd. - ADR	121,070
1	Windstream Holdings, Inc.	10
		407,765
	Electronic Equipment, Instruments & Components - 0.63%
2,071	CDW Corp. of Deleware	79,361
1,598	Sanmina Corp.*	32,487
		111,848
	Food & Staples Retailing - 1.44%
951	Casey's General Stores, Inc.	78,153
1,883	Delhaize Group - ADR	37,698
3,327	Ingles Markets, Inc. - Class A	139,268
		255,119
	Food Products - 6.25%
5,081	Cal-Maine Foods, Inc.	227,172
1,678	Calavo Growers, Inc.	84,991
2,935	Farmer Brothers Co.*	73,170
1,150	Fresh Del Monte Produce, Inc.#	42,469
3,540	Gruma S.A.B. de C.V. - ADR	170,770
462	Hormel Foods Corp.	25,110
2,425	Industrias Bachoco S.A.B. de C.V. - ADR	130,441
467	Ingredion, Inc.	37,080
4,517	John B. Sanfilippo & Son, Inc.*	234,929
1,585	Pilgrim's Pride Corp.*	39,149
600	Sanderson Farms, Inc.	45,072
		1,110,353

	Health Care Equipment & Supplies - 0.76%
726	Anika Therapeutics, Inc.*	24,771
1,415	Hologic, Inc.*	47,742
237	IDEXX Laboratories, Inc.*	29,713
508	ResMed, Inc.	32,482
		134,708
	Health Care Providers & Services - 8.79%
1,223	Almost Family, Inc.*	52,931
5,391	Centene Corp.*	334,188
959	Chemed Corp.	110,525
4,014	Extendicare, Inc.#	25,930
737	Health Net, Inc.*	38,803
2,300	LifePoint Hospitals, Inc.*	172,224
835	Molina Healthcare, Inc.*	49,457
432	Omnicare, Inc.	38,007
2,367	Patterson Companies, Inc.	111,142
4,067	Select Medical Holdings Corp.	59,175
1,151	Team Health Holdings, Inc.*	68,565
860	U.S. Physical Therapy, Inc.	40,558
913	Universal Health Services, Inc. - Class B	106,775
6,946	VCA, Inc.*	354,038
		1,562,318
	Hotels, Restaurants & Leisure - 13.36%
753	Brinker International, Inc.	41,694
1,042	Carnival PLC - ADR	47,192
615	The Cheesecake Factory, Inc.	30,830
787	Choice Hotels International, Inc.	47,118
1,660	Cracker Barrel Old Country Store, Inc.	219,917
1,059	Darden Restaurants, Inc.	67,532
17,691	Denny's Corp.*	184,163
1,288	DineEquity, Inc.	124,202
2,505	Hyatt Hotels Corp. - Class A*	145,415
2,486	InterContinental Hotels Group PLC - ADR	105,928
2,966	Jack in the Box, Inc.	257,360
2,354	Marriott Vacations WorldWide Corp.	193,522
2,345	Nathan's Famous, Inc.*	96,473
1,878	Papa John's International, Inc.	115,253
750	Pinnacle Entertainment, Inc.*	27,570
3,045	Restaurant Brands International, Inc.#	124,175
1,319	Royal Caribbean Cruises Ltd.#	89,771
3,069	Sonic Corp.	87,927
6,386	Speedway Motorsports, Inc.	146,239
4,037	Texas Roadhouse, Inc.	135,643
8,638	The Wendy's Co.	87,417
		2,375,341
	Household Durables - 2.21%
3,378	Bassett Furniture Industries, Inc.	95,327
2,066	Hooker Furniture Corp.	52,580
5,782	Leggett & Platt, Inc.	245,562
		393,469
	Household Products - 0.18%
357	Spectrum Brands Holdings, Inc.	32,641

	Insurance - 3.51%
1,387	Argo Group International Holdings, Ltd.#	67,949
1,002	Erie Indemnity Co. - Class A	82,915
2,277	FBL Financial Group, Inc. - Class A	132,681
4,100	First American Financial Corp.	142,639
514	The Hanover Insurance Group, Inc.	35,245
855	Mercury General Corp.	46,974
1,097	Safety Insurance Group, Inc.	63,791
1,070	W.R. Berkley Corp.	52,419
		624,613

	Internet & Catalog Retail - 0.48%
1,373	HSN, Inc.	85,703

	IT Services - 1.94%
4,558	Booz Allen Hamilton Holding Corp.	125,345
926	Broadridge Financial Solutions, Inc.	49,930
427	Gartner, Inc.*	35,432
5,544	The Hackett Group, Inc.	53,222
1,252	MAXIMUS, Inc.	80,141
		344,070
	Life Sciences Tools & Services - 0.56%
877	Charles River Laboratories International, Inc.*	60,653
755	PerkinElmer, Inc.	38,701
		99,354
	Machinery - 3.17%
5,476	Douglas Dynamics, Inc.	119,103
1,345	The Greenbrier Companies, Inc.	77,593
1,004	Hurco Companies, Inc.	32,489
1,542	Kadant, Inc.	78,580
3,520	NN, Inc.	88,563
3,579	Trinity Industries, Inc.	96,955
560	WABCO Holdings, Inc.*	69,692
		562,975
	Marine - 0.40%
912	Kirby Corp.*	71,619

	Media - 1.38%
548	Cinemark Holdings, Inc.	23,361
217	Graham Holdings Co. - Class B	221,976
		245,337
	Metals & Mining - 0.21%
1,721	Steel Dynamics, Inc.	38,086

	Multi-line Retail - 1.10%
1,630	Burlington Stores, Inc.*	84,059
589	Dillard's, Inc. - Class A	77,507
459	Nordstrom, Inc.	34,682
		196,248
	Oil, Gas & Consumable Fuels - 1.30%
2,141	Panhandle Oil and Gas, Inc. - Class A	48,815
1,265	Targa Resources Corp.	132,787
1,030	Vermilion Energy, Inc.#	49,584
		231,186
	Pharmaceuticals - 0.40%
1,831	Depomed, Inc.*	42,589
537	Dr. Reddy's Laboratories Ltd. - ADR	27,913
		70,502
	Professional Services - 2.36%
1,349	CRA International, Inc.*	39,391
4,016	Insperity, Inc.	193,411
2,832	Robert Half International, Inc.	157,034
426	VSE Corp.	30,306
		420,142
	Road & Rail - 4.84%
663	ArcBest Corp.	23,669
1,848	Avis Budget Group, Inc.*	100,051
1,475	Heartland Express, Inc.	30,857
8,177	Knight Transportation, Inc.	236,315
1,404	Landstar System, Inc.	87,483
1,611	Old Dominion Freight Line, Inc.*	114,590
2,165	Ryder System, Inc.	206,454
713	Saia, Inc.*	29,055
1,164	Werner Enterprises, Inc.	31,277
		859,751

	Semiconductors & Semiconductor Equipment - 4.67%
15,092	Advanced Semiconductor Engineering, Inc. - ADR	107,606
4,374	Amkor Technology, Inc.*	30,749
3,769	Integrated Device Technology, Inc.*	68,558
3,163	Micrel, Inc.	43,017
1,996	MKS Instruments, Inc.	69,481
1,785	Silicon Motion Technology Corp. - ADR	52,318
9,410	Siliconware Precision Industries Co. - ADR	76,315
3,624	Skyworks Solutions, Inc.	334,314
1,302	Tessera Technologies, Inc.	47,015
		829,373
	Software - 3.52%
877	Blackbaud, Inc.	44,315
600	ePlus, Inc.*	49,776
1,389	FactSet Research Systems, Inc.	218,615
643	Fair Isaac Corp.	56,880
1,891	NICE-Systems Ltd. - ADR	113,176
840	SS&C Technologies Holdings, Inc.	50,543
1,547	Take-Two Interactive Software, Inc.*	36,664
2,164	VASCO Data Security International, Inc.*	55,009
		624,978
	Specialty Retail - 2.98%
2,159	The Cato Corp. - Class A	84,935
1,821	CST Brands, Inc.	75,954
1,026	The Finish Line, Inc. - Class A	25,168
2,336	Foot Locker, Inc.	138,875
1,927	Murphy USA, Inc.*	125,891
1,004	Sally Beauty Holdings, Inc.*	31,335
1,559	Select Comfort Corp.*	48,048
		530,206
	Textiles, Apparel & Luxury Goods - 0.83%
2,908	Culp, Inc.	75,172
2,352	Hanesbrands, Inc.	73,100
		148,272
	Thrifts & Mortgage Finance - 0.74%
1,298	First Defiance Financial Corp.	45,430
15,847	United Community Financial Corp.	85,415
		130,845
	Trading Companies & Distributors - 0.76%
1,497	Bunzl PLC - ADR	42,215
558	United Rentals, Inc.*	53,892
325	Watsco, Inc.	39,094
		135,201
	Transportation Infrastructure - 0.79%
948	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR	37,863
1,447	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	102,809
		140,672
	Total Common Stocks (Cost $16,814,541)	17,421,305

	REITS - 0.55%
	Real Estate Investment Trusts - 0.55%
3,237	Communications Sales & Leasing, Inc.*	97,381
	Total REITS (Cost $129,363)	97,381

	Total Investments in Securities (Cost $16,943,904) - 98.54%	17,518,686
	Other Assets in Excess of Liabilities - 1.46%	259,398
	Net Assets - 100.00%	$17,778,084

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt
REIT-	Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Funds
Notes to Schedule of Investments
April 30, 2015 (Unaudited)

Note 1 – Securities Valuation

The O’Shaughnessy Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.
These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2015:

All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$24,073,653	$-	$-	$24,073,653
Consumer Staples	4,958,186	-	-	4,958,186
Energy	9,705,469	-	-	9,705,469
Financials	8,365,339	-	-	8,365,339
Health Care	9,070,484	-	-	9,070,484
Industrials	22,826,138	-	-	22,826,138
Information Technology	22,358,350	-	-	22,358,350
Materials	16,084,469	-	-	16,084,469
Telecommunication Services	5,719,777	-	-	5,719,777
Utilities	2,376,730	-	-	2,376,730
Total Common Stocks	125,538,595	-	-	125,538,595
REITS	149,088	-	-	149,088
Total Investments in Securities	$125,687,683	$-	$-	$125,687,683

Enhanced Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,705,837	$-	$-	$3,705,837
Consumer Staples	1,280,182	-	-	1,280,182
Energy	12,946,117	-	-	12,946,117
Financials	8,422,511	-	-	8,422,511
Health Care	3,819,192	-	-	3,819,192
Industrials	2,421,386	-	-	2,421,386
Information Technology	1,131,841	-	-	1,131,841
Materials	4,186,809	-	-	4,186,809
Telecommunication Services	20,304,246	-	-	20,304,246
Total Common Stocks	58,218,121	-	-	58,218,121
Preferred Stocks
Telecommunication Services	104,382	-	-	104,382
Total Preferred Stocks	104,382	-	-	104,382
Total Investments in Securities	$58,322,503	$-	$-	$58,322,503

Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,764,468	$-	$-	$4,764,468
Consumer Staples	1,488,979	-	-	1,488,979
Energy	231,186	-	-	231,186
Financials	1,419,996	-	-	1,419,996
Health Care	1,866,882	-	-	1,866,882
Industrials	4,074,454	-	-	4,074,454
Information Technology	1,955,396	-	-	1,955,396
Materials	1,212,179	-	-	1,212,179
Telecommunication Services	407,765	-	-	407,765
Total Common Stocks	17,421,305	-	-	17,421,305
REITS	97,381	-	-	97,381
Total Investments in Securities	$17,518,686	$-	$-	$17,518,686

Refer to the Funds’ Schedules of Investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at April 30, 2015, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended April 30, 2015.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at April 30, 2015 was as follows*:

All Cap Core Fund

Cost of investments	$109,556,770

Gross unrealized appreciation	$18,366,338
Gross unrealized depreciation	(2,235,425)
Net unrealized appreciation	$16,130,913

Enhanced Dividend Fund

Cost of investments	$54,374,482

Gross unrealized appreciation	$6,501,825
Gross unrealized depreciation	(2,553,804)
Net unrealized appreciation	$3,948,021

Small/Mid Cap Growth Fund

Cost of investments	$16,944,247

Gross unrealized appreciation	$1,392,763
Gross unrealized depreciation	(818,324)
Net unrealized appreciation	$574,439

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “1940 Act”)), as amended, (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/ Douglas G. Hess
                                                    Douglas G. Hess, President

Date   6/26/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
                                                    Douglas G. Hess, President

Date   6/26/2015

By (Signature and Title)*   /s/ Cheryl L. King
                                                     Cheryl L. King, Treasurer

Date   6/26/2015

* Print the name and title of each signing officer under his or her signature.